Summary of Significant Accounting Policies (Details)	12 Months Ended
Jan. 31, 2018
Leasehold improvements
Useful lives or depreciation rates, property, plant and equipment	1 - 10 years
Plant, furniture, fittings and motor vehicles
Useful lives or depreciation rates, property, plant and equipment	3 - 7 years